EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
EQUITY
EQUITY

12. EQUITY

Series A preferred shares

As of November 30, 2022 and August 31, 2022, 15,500 shares were issued and outstanding with a par value of $.001 These shares were authorized in 2020 and each share is convertible into 0.1% of the total number of shares of common stock outstanding at the time of conversion. Each holder of these preferred shares shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A preferred stock held by each holder are convertible.

Series B preferred shares

In May 2022, the Company authorized 100,000 shares of the Series B preferred stock with a par value of $.001. As of November 30, 2022 and August 31, 2022, the Company has 2,023 and 12,017 Preferred B shares issued and outstanding, respectively. Each share shall be convertible, at the option of the holder into the number of fully paid and nonassessable shares of common stock that have fair market value, in the aggregate, equal to the Series B conversion price.

Series C preferred shares

In June 2022, the Company authorized 50,000 shares of the Series C preferred stock with a stated value of $100 per share and a par value of $.001. As of November 30, 2022 and August 31, 2022, the Company has 50,000 Preferred C shares issued and outstanding. Each holder of outstanding shares of Series C preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series C preferred stock held by such holder are convertible.

14. EQUITY

Series A preferred shares

As of August 31, 2022, 15,500 shares were issued and outstanding with a par value of $.001 These shares were authorized in 2020 and each share is convertible into 0.1% of the total number of shares of common stock outstanding at the time of conversion.  Each holder of these preferred shares shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A preferred stock held by each holder are convertible.

Series B preferred shares

In May 2022, the Company authorized 100,000 shares of the Series B preferred stock with a par value of $.001.  As of August 31, 2022, the Company has 12,017 Preferred B shares issued and outstanding. Each share shall be convertible, at the option of the holder into the number of fully paid and nonassessable shares of common stock that have fair market value, in the aggregate, equal to the Series B conversion price.

Series C preferred shares

In June 2022, the Company authorized 50,000 shares of the Series C preferred stock with a stated value of $100 per share and a par value of $.001. As of August 31,2022, the Company has 50,000 Preferred C shares issued and outstanding. Each holder of outstanding shares of Series C preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series C preferred stock held by such holder are convertible.